Taxes (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Samoa [Member]
Taxes [Line Items]
Tax percentage	27.00%
Singapore [Member]
Taxes [Line Items]
Income tax rate percentage	17.00%
Exemption taxes decreased			$ 4,266,324
Net income per share basic and diluted (in Dollars per share)			$ 0.09
Percentage of revenue generated from exempt income	100.00%
Deferred tax assets